United States
                       Securities and Exchange Commission
                              Washington, DC 20549


                                    Form 13F

                               Form 13F Cover Page



Report for the Calendar Year or Quarter Ended:       12/31/07

Check here if Amendment:  [  ]    Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:        Rorer Asset Management, LLC
Address:     Eight Tower Bridge
             161 Washington St., Suite 1500
             Conshohocken, PA 19428

13F File Number:  028-03869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert D. Leininger
Title:   Principal, Senior Equity Analyst, COO & CCO
Phone:   (484)530-4300

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Signature, Place and Date of Signing:


/s/ Robert D. Leininger
------------------------------------
Robert D. Leininger
Conshohocken, PA
February 6, 2008

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                                                    RORER ASSET MANAGEMENT, LLC
                                                 13F REPORT AS-OF December 31, 2007



                        TITLE                                                                         VOTING AUTHORITY
                         OF                   VALUE                SH/   PUT/ INVESTMENT            SOLE   SHARED   NONE
NAME OF ISSUER          CLASS      CUSIP    (X $1000)   SHARES     PRN   CALL DISCRETION MANAGERS   (A)      (B)     (C)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
AFLAC INC              COMMON    001055102 $27,543.57   439,786    SH         DEFINED      01    397,726    316   41,744
ADMINISTAFF INC COM    COMMON    007094105  $1,567.67   55,434     SH         DEFINED      01     53,452     0     1,982
AMERICAN EAGLE OUTFIT  COMMON    02553E106  $1,055.78   50,832     SH         DEFINED      01     49,015     0     1,817
AMERICAN INTL GROUP    COMMON    026874107   $292.58     5,019     SH         DEFINED      01     4,547      0      472
AMPHENOL CORP NEW CL   COMMON    032095101   $970.06    20,920     SH         DEFINED      01     20,190     0      730
ANADARKO PETE CORP     COMMON    032511107   $525.52     8,000     SH         DEFINED      01       0        0     8,000
APACHE CORP            COMMON    037411105   $716.86     6,666     SH         DEFINED      01       0        0     6,666
APOLLO GROUP INC CL A  COMMON    037604105 $23,812.31   339,455    SH         DEFINED      01    308,884    227   30,344
APPLE COMPUTER INC     COMMON    037833100 $26,557.52   134,076    SH         DEFINED      01    121,547    96    12,433
APPLIED MATLS INC      COMMON    038222105  $9,883.05   556,466    SH         DEFINED      01    503,349    403   52,714
BANK OF NEW YORK MELL  COMMON    064058100 $36,752.03   753,725    SH         DEFINED      01    683,727    547   69,451
BAXTER INTL INC        COMMON    071813109 $13,751.94   236,898    SH         DEFINED      01    214,110    169   22,619
BUCYRUS INTL INC NEW   COMMON    118759109  $2,340.44   23,548     SH         DEFINED      01     22,520     0     1,028
C H ROBINSON WORLDWID  COMMON    12541W209  $1,373.46   25,378     SH         DEFINED      01     24,494     0      884
CVS CORP               COMMON    126650100 $27,672.08   696,167    SH         DEFINED      01    630,150    480   65,537
CATERPILLAR INC        COMMON    149123101 $32,101.56   442,414    SH         DEFINED      01    398,652    321   43,441
CHEVRON CORPORATION    COMMON    166764100 $17,126.23   183,501    SH         DEFINED      01    166,277    130   17,094
CISCO SYS INC          COMMON    17275R102 $27,423.37  1,013,101   SH         DEFINED      01    915,713    734   96,654
CITRIX SYS INC COM     COMMON    177376100  $2,411.55   69,274     SH         DEFINED      01     67,896     0     1,378
CLEVELAND CLIFFS INC   COMMON    185896107  $1,018.89   10,108     SH         DEFINED      01     9,760      0      348
COGNIZANT TECHNLGY SL  COMMON    192446102 $13,584.56   397,247    SH         DEFINED      01    356,815    299   40,133
CONOCOPHILLIPS COM     COMMON    20825C104   $346.58     3,925     SH         DEFINED      01     3,395      0      530
CONSOL ENERGY INC      COMMON    20854P109  $2,171.42   30,361     SH         DEFINED      01     29,313     0     1,048
CORNING INC            COMMON    219350105 $31,144.87  1,298,213   SH         DEFINED      01    1,172,365  940   124,908
DANAHER CORP SHS BEN   COMMON    235851102 $39,047.35   445,036    SH         DEFINED      01    402,156    323   42,557
DELL INC               COMMON    24702R101 $22,105.64   901,906    SH         DEFINED      01    791,522    851   109,533
DEVON ENERGY CORP NEW  COMMON    25179M103 $21,033.54   236,569    SH         DEFINED      01    213,470    170   22,929
DRESSER-RAND GROUP IN  COMMON    261608103  $1,399.90   35,849     SH         DEFINED      01     34,403     0     1,446
DRIL-QUIP INC COM      COMMON    262037104   $931.47    16,735     SH         DEFINED      01     16,153     0      582
EV3 INC COM            COMMON    26928A200  $1,624.80   127,836    SH         DEFINED      01    123,349     0     4,487
EBAY INC COM           COMMON    278642103 $21,222.18   639,436    SH         DEFINED      01    578,610    464   60,362
EURONET WORLDWIDE INC  COMMON    298736109  $1,558.38   51,946     SH         DEFINED      01     50,154     0     1,792
EXPRESS SCRIPTS INC C  COMMON    302182100 $30,285.70   414,869    SH         DEFINED      01    375,601    284   38,984
FEDEX CORP COM         COMMON    31428X106 $22,968.25   257,586    SH         DEFINED      01    232,984    231   24,371
F5 NETWORKS INC COM    COMMON    315616102  $1,494.31   52,395     SH         DEFINED      01     50,482     0     1,913
FISERV INC             COMMON    337738108 $30,879.97   556,490    SH         DEFINED      01    504,692    385   51,413
FREEPORT MCMORAN COPP  COMMON    35671D857 $12,554.52   122,560    SH         DEFINED      01    111,664    83    10,813
FRONTIER OIL CORP COM  COMMON    35914P105   $636.38    15,682     SH         DEFINED      01     15,139     0      543
GAMESTOP CORP CLASS A  COMMON    36467W109   $778.05    12,527     SH         DEFINED      01     12,096     0      431
G A P INC              COMMON    364760108 $20,107.59   944,901    SH         DEFINED      01    846,169    754   97,978
GOLDMAN SACHS GROUP I  COMMON    38141G104 $11,281.42   52,461     SH         DEFINED      01     47,454    38     4,969
HALLIBURTON COMPANY    COMMON    406216101 $34,065.52   898,593    SH         DEFINED      01    812,817    653   85,123
HEWLETT PACKARD        COMMON    428236103   $280.85     5,564     SH         DEFINED      01     4,821      0      743
HOLOGIC INC            COMMON    436440101  $2,550.18   37,153     SH         DEFINED      01     35,676     0     1,477
ILLINOIS TOOL WORKS I  COMMON    452308109 $33,429.35   624,373    SH         DEFINED      01    565,022    457   58,894
INTUIT INC COM         COMMON    461202103 $19,573.46   619,236    SH         DEFINED      01    555,919    480   62,837
ION GEOPHYSICAL CORP   COMMON    462044108   $748.19    47,414     SH         DEFINED      01     45,802     0     1,612
JANUS CAP GROUP INC    COMMON    47102X105  $1,757.80   53,510     SH         DEFINED      01     51,127     0     2,383
JOHNSON & JOHNSON      COMMON    478160104 $27,666.00   414,791    SH         DEFINED      01    374,799    304   39,688
JOY GLOBAL INC COM     COMMON    481165108 $23,351.79   354,789    SH         DEFINED      01    321,289    253   33,247
KAYDON CORP            COMMON    486587108  $1,764.75   32,357     SH         DEFINED      01     31,050     0     1,307
L-3 COMMUNICATIONS     COMMON    502424104 $23,112.92   218,176    SH         DEFINED      01    198,761    144   19,271
LAM RESEARCH CORP COM  COMMON    512807108 $15,678.91   362,690    SH         DEFINED      01    325,327    300   37,063
LEGG MASON INC COM     COMMON    524901105 $12,215.89   167,009    SH         DEFINED      01    150,244    127   16,638
LINCOLN NATL CORP IND  COMMON    534187109 $11,692.71   200,841    SH         DEFINED      01    179,723    161   20,957
LINEAR TECHNOLOGY COR  COMMON    535678106 $28,315.19   889,572    SH         DEFINED      01    799,718    670   89,184
MSC INDL DIRECT INC C  COMMON    553530106  $1,474.93   36,445     SH         DEFINED      01     34,938     0     1,507
MANPOWER INC           COMMON    56418H100 $14,013.07   246,121    SH         DEFINED      01    223,422    169   22,530
MCCORMICK & CO INC NO  COMMON    579780206  $1,277.00   33,685     SH         DEFINED      01     32,520     0     1,165
MORGAN STANLEY         COMMON    617446448 $10,552.72   198,693    SH         DEFINED      01    180,035    143   18,515
NEWFIELD EXPL CO       COMMON    651290108  $2,041.92   38,746     SH         DEFINED      01     37,337     0     1,409
OPTIONSXPRESS HLDGS I  COMMON    684010101  $2,084.46   61,634     SH         DEFINED      01     59,100     0     2,534
OSHKOSH TRUCK CORP CO  COMMON    688239201  $1,550.65   32,811     SH         DEFINED      01     31,644     0     1,167
PARKER HANNIFIN CORP   COMMON    701094104  $1,854.06   24,619     SH         DEFINED      01     23,559     0     1,060
PEPSICO INC            COMMON    713448108 $16,109.37   212,249    SH         DEFINED      01    192,224    151   19,874
PHARMACEUTICAL PROD D  COMMON    717124101  $2,188.01   54,199     SH         DEFINED      01     52,018     0     2,181
PROASSURANCE CORP COM  COMMON    74267C106  $1,565.39   28,503     SH         DEFINED      01     27,518     0      985
QUEST DIAGNOSTICS INC  COMMON    74834L100 $27,989.16   529,105    SH         DEFINED      01    478,273    386   50,446
RELIANCE STL & ALUM C  COMMON    759509102  $1,323.13   24,412     SH         DEFINED      01     23,553     0      859
RESPIRONICS INC        COMMON    761230101  $1,378.88   21,058     SH         DEFINED      01     20,148     0      910
SEI CORP               COMMON    784117103  $1,571.60   48,853     SH         DEFINED      01     47,169     0     1,684
ST JUDE MEDICAL CENTE  COMMON    790849103 $19,548.84   481,015    SH         DEFINED      01    434,339    345   46,331
SOTHEBY HLDGS INC CL   COMMON    835898107   $606.06    15,907     SH         DEFINED      01     15,356     0      551
TD AMERITRADE HLDG CO  COMMON    87236Y108 $24,075.72  1,200,149   SH         DEFINED      01    1,090,547  802   108,800
TARGET CORP            COMMON    87612E106 $17,875.05   357,495    SH         DEFINED      01    323,611    267   33,617
THERMO FISHER SCIENTI  COMMON    883556102 $20,679.45   358,526    SH         DEFINED      01    323,402    264   34,860
THOMAS & BETTS CORP    COMMON    884315102  $1,658.48   33,819     SH         DEFINED      01     32,656     0     1,163
TIFFANY & CO NEW COM   COMMON    886547108 $10,526.56   228,702    SH         DEFINED      01    204,987    173   23,542
TITANIUM METALS CORP   COMMON    888339207  $1,057.89   39,996     SH         DEFINED      01     38,208     0     1,788
TRAVELERS COMPANIES I  COMMON    89417E109   $259.05     4,815     SH         DEFINED      01     4,240      0      575
UAP HLDG CORP COM      COMMON    903441103  $1,348.14   34,926     SH         DEFINED      01     33,706     0     1,220
UNITEDHEALTH GROUP IN  COMMON    91324P102 $15,877.99   272,822    SH         DEFINED      01    246,142    201   26,479
VALERO ENERGY CORP CO  COMMON    91913Y100 $21,182.89   302,475    SH         DEFINED      01    269,873    249   32,353
WAL MART STORES INC    COMMON    931142103 $26,054.36   548,178    SH         DEFINED      01    504,353    412   43,413
ZIMMER HLDGS INC       COMMON    98956P102 $15,681.15   237,062    SH         DEFINED      01    213,992    174   22,896
NABORS INDUSTRIES LTD  COMMON    G6359F103  $2,512.62   91,735     SH         DEFINED      01     90,228     0     1,507
TRANSOCEAN INC COM NE  COMMON    G90073100 $22,812.74   159,363    SH         DEFINED      01    143,879    116   15,368

                                           ----------------------                                -------------------------
                                           ----------------------                                -------------------------
                                 TOTALS: $1,066,988.16  22,569,484                             20,445,067  15,646  2,108,771
                                           ======================                                =========================
                                           ======================                                =========================


FORM 13F SUMMARY PAGE

Number of Other Included Managers:                   2

Form 13F Information Table Entry Total:              87

Form 13F Information Table Value Total:              $1,066,988


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. 13F File Number            Name
-------------------            ----
1    28-3326                   Managers Investment Group LLC
2    28-04975                  Affiliated Managers Group, Inc.